Summary of significant accounting policies - Other receivables, net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Summary of significant accounting policies
Credit loss on other receivable	$ 603,839	$ 13,875	$ 389,528
Other receivable charged against the allowance	$ 728,549	$ 2,582,761	$ 0